COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including the rent-free period of 1 to 6 months. The Group’s lease agreements usually have a renewal option with an advance notice period of 1 to 3 months, and there are no rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

Total office rental expenses under all operating leases were RMB7,762, RMB13,342 and RMB19,622 (US$3,118) for the years ended December 31, 2009, 2010 and 2011, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2011:

	RMB	US$
2012	19,787	3,144
2013	13,891	2,207
2014	5,448	865
2015 and thereafter	—	—
	39,126	6,216

Total bandwidth rental expenses were recorded in cost of revenues (Note 9).

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2011:

	RMB	US$
2012	273,001	43,375
2013	40,021	6,359
2014	13,737	2,183
2015 and thereafter	—	—
	326,759	51,917

Total licensed copyrights were recorded in intangible assets (Note 5).

Future minimum payments under non-cancelable licensed copyrights consist of the following as of December 31, 2011:

	RMB	US$
2012	170,630	27,110
2013	156,042	24,793
2014	32,834	5,217
2015	13,058	2,075
2016 and thereafter	—	—
	372,564	59,195

Litigation, claims and assessments

1Verge Information is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2011. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others.  Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. 1Verge Information has accrued RMB1,812 (US$288) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2011 and the cumulative loss incurred from claims was RMB3,633 (US$577) for the year ended December 31, 2011. Although the results of unsettled litigation and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2011, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2011, but related to cases arising on or before December 31, 2011. The Company is in the process of the appealing certain judgments for which loss has been accrued. However, the ultimate outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.